Financial instruments and risk management - Schedule of financial assets and liabilities measured at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 594	£ 480
Derivative liabilities	(440)	(456)
Financial assets/(liabilities) at fair value	154	24
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets/(liabilities) at fair value	(337)	(403)
Financial assets - other	192	184
Financial liabilities - other	(529)	(587)
Valuation techniques based on unobservable market input (Level 3) | Contingent consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities - other	£ (311)	£ (371)	£ (429)